Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	3,398.38
Total Transaction Valuation	24,608,100.94
Total Offset Amount	0.00
Net Fee	$ 3,398.38
Offering Table N/A
Offset Table N/A	N/A